INVESTMENTS - Acquisition of subsidiaries - Schedule of paid and payable consideration, as well as the fair value of the assets acquired and liabilities assumed as of the date of acquisition (Details 1) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 20, 2022
Disclosure of detailed information about business combination [line items]
Transferred consideration - 1st/single installment	R$ 6,053,185
Transferred consideration - 2nd installment	426,224
Consideration to be transferred (term)	804,773
Total consideration transferred	7,284,182
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash, cash equivalents and restricted cash	651,319
Trade receivables	685,395
Inventories	447,619
Sectorial assets	59,757
Right-of-use assets	119,655
Dividends receivable	202,968
Current assets for sale	726,243
Investment property and property held for sale	9,478,011
Contract asset	87,735
Tax credits	13,531
Fixed assets	834,888
Intangible assets	4,508,809
Investments	2,451,491
Other credits	302,712
Suppliers	(470,481)
Loans and financing	(12,825)
Deferred income tax and social contribution	(1,574,094)
Taxes to pay	(76,482)
Provision for contingencies	(24,916)
Sectorial liabilities	(140,405)
Dividends payable	(686,490)
Lease	(174,229)
Other obligations	(174,916)
Non-controlling shareholders' equity interest	(10,062,503)
Net assets acquired at fair value	7,172,792
Transferred consideration for acquisition of non-controlling interests	(468,070)
Non-controlling shareholders' equity interest	888,649
Previously held equity interest	(1,071,497)
Bargain purchase gain	(99,341)	R$ (416,268)
Transferred consideration, net of non-controlling interests	6,422,533
Cash received	(651,319)
Cash to be transferred, referring to the acquisition made in installments	(804,773)
Settled cash referring to installments of previous acquisitions	322,255
Transferred consideration, net of acquired cash and non-controlling interests	5,288,696
Sulgás acquisition [member]
Disclosure of detailed information about business combination [line items]
Transferred consideration - 1st/single installment	945,979
Transferred consideration - 2nd installment
Consideration to be transferred (term)
Total consideration transferred	945,979
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash, cash equivalents and restricted cash	73,298
Trade receivables	90,828
Inventories	7,274
Sectorial assets
Right-of-use assets	3,786
Dividends receivable
Current assets for sale
Investment property and property held for sale
Contract asset	25,958
Tax credits
Fixed assets
Intangible assets	2,749,893
Investments
Other credits	142,180
Suppliers	(107,833)
Loans and financing
Deferred income tax and social contribution	(871,183)
Taxes to pay	(14,647)
Provision for contingencies	(10,551)
Sectorial liabilities	(117,881)
Dividends payable	(104,048)
Lease	(3,940)
Other obligations	(8,272)
Non-controlling shareholders' equity interest	(908,883)
Net assets acquired at fair value	945,979
Transferred consideration for acquisition of non-controlling interests
Non-controlling shareholders' equity interest
Previously held equity interest
Bargain purchase gain
Transferred consideration, net of non-controlling interests	945,979
Cash received	(73,298)
Cash to be transferred, referring to the acquisition made in installments
Settled cash referring to installments of previous acquisitions
Transferred consideration, net of acquired cash and non-controlling interests	872,681
Commit acquisition [member]
Disclosure of detailed information about business combination [line items]
Transferred consideration - 1st/single installment	2,097,758
Transferred consideration - 2nd installment
Consideration to be transferred (term)
Total consideration transferred	2,097,758
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash, cash equivalents and restricted cash	124,174
Trade receivables	142,528
Inventories	3,859
Sectorial assets	59,757
Right-of-use assets	4,785
Dividends receivable	254,493
Current assets for sale	726,243
Investment property and property held for sale
Contract asset	61,777
Tax credits
Fixed assets	257
Intangible assets	988,847
Investments	2,528,220
Other credits	87,248
Suppliers	(90,689)
Loans and financing
Deferred income tax and social contribution	(649,324)
Taxes to pay	(31,217)
Provision for contingencies	(11,508)
Sectorial liabilities	(22,524)
Dividends payable
Lease	(8,543)
Other obligations	(55,132)
Non-controlling shareholders' equity interest	(2,015,493)
Net assets acquired at fair value	2,097,758
Transferred consideration for acquisition of non-controlling interests	(468,070)
Non-controlling shareholders' equity interest
Previously held equity interest
Bargain purchase gain
Transferred consideration, net of non-controlling interests	1,629,688
Cash received	(124,174)
Cash to be transferred, referring to the acquisition made in installments
Settled cash referring to installments of previous acquisitions
Transferred consideration, net of acquired cash and non-controlling interests	1,505,514
TUP acquisition [member]
Disclosure of detailed information about business combination [line items]
Transferred consideration - 1st/single installment	393,579
Transferred consideration - 2nd installment	411,224
Consideration to be transferred (term)
Total consideration transferred	804,803
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash, cash equivalents and restricted cash	81,800
Trade receivables
Inventories
Sectorial assets
Right-of-use assets
Dividends receivable
Current assets for sale
Investment property and property held for sale
Contract asset
Tax credits	1,841
Fixed assets	351,041
Intangible assets	437,587
Investments
Other credits	155
Suppliers	(202)
Loans and financing
Deferred income tax and social contribution	(66,606)
Taxes to pay
Provision for contingencies	(143)
Sectorial liabilities
Dividends payable
Lease
Other obligations	(670)
Non-controlling shareholders' equity interest
Net assets acquired at fair value	804,803
Transferred consideration for acquisition of non-controlling interests
Non-controlling shareholders' equity interest
Previously held equity interest	(393,579)
Bargain purchase gain
Transferred consideration, net of non-controlling interests	411,224
Cash received	(81,800)
Cash to be transferred, referring to the acquisition made in installments
Settled cash referring to installments of previous acquisitions
Transferred consideration, net of acquired cash and non-controlling interests	329,424
Tirreno acquisition [member]
Disclosure of detailed information about business combination [line items]
Transferred consideration - 1st/single installment	70,188
Transferred consideration - 2nd installment	15,000
Consideration to be transferred (term)
Total consideration transferred	85,188
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash, cash equivalents and restricted cash	1,476
Trade receivables	35,882
Inventories	19,121
Sectorial assets
Right-of-use assets	16,664
Dividends receivable
Current assets for sale
Investment property and property held for sale
Contract asset
Tax credits	2,134
Fixed assets	5,015
Intangible assets	59,089
Investments
Other credits	5,026
Suppliers	(22,048)
Loans and financing	(12,825)
Deferred income tax and social contribution
Taxes to pay	(1,825)
Provision for contingencies	(2,714)
Sectorial liabilities
Dividends payable
Lease	(16,664)
Other obligations	(3,143)
Non-controlling shareholders' equity interest
Net assets acquired at fair value	85,188
Transferred consideration for acquisition of non-controlling interests
Non-controlling shareholders' equity interest
Previously held equity interest
Bargain purchase gain
Transferred consideration, net of non-controlling interests	85,188
Cash received	(1,476)
Cash to be transferred, referring to the acquisition made in installments
Settled cash referring to installments of previous acquisitions
Transferred consideration, net of acquired cash and non-controlling interests	83,712
PetroChoice acquisition [member]
Disclosure of detailed information about business combination [line items]
Transferred consideration - 1st/single installment	2,342,820
Transferred consideration - 2nd installment
Consideration to be transferred (term)
Total consideration transferred	2,342,820
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash, cash equivalents and restricted cash	18,883
Trade receivables	305,588
Inventories	417,365
Sectorial assets
Right-of-use assets	93,811
Dividends receivable
Current assets for sale
Investment property and property held for sale
Contract asset
Tax credits
Fixed assets	478,563
Intangible assets	1,503,575
Investments
Other credits	46,525
Suppliers	(187,767)
Loans and financing
Deferred income tax and social contribution	(96,272)
Taxes to pay
Provision for contingencies
Sectorial liabilities
Dividends payable
Lease	(144,454)
Other obligations	(92,997)
Non-controlling shareholders' equity interest
Net assets acquired at fair value	2,342,820
Transferred consideration for acquisition of non-controlling interests
Non-controlling shareholders' equity interest
Previously held equity interest
Bargain purchase gain
Transferred consideration, net of non-controlling interests	2,342,820
Cash received	(18,883)
Cash to be transferred, referring to the acquisition made in installments
Settled cash referring to installments of previous acquisitions
Transferred consideration, net of acquired cash and non-controlling interests	2,323,937
Land acquisition [member]
Disclosure of detailed information about business combination [line items]
Transferred consideration - 1st/single installment	202,861			R$ 202,861
Transferred consideration - 2nd installment
Consideration to be transferred (term)	804,773
Total consideration transferred	1,007,634
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash, cash equivalents and restricted cash	351,688
Trade receivables	110,569
Inventories
Sectorial assets
Right-of-use assets	609
Dividends receivable
Current assets for sale
Investment property and property held for sale	9,478,011
Contract asset
Tax credits	9,556
Fixed assets	12
Intangible assets
Investments
Other credits	21,578
Suppliers	(61,942)
Loans and financing
Deferred income tax and social contribution	(308,971)
Taxes to pay	(28,793)
Provision for contingencies
Sectorial liabilities
Dividends payable	(633,967)
Lease	(628)
Other obligations	(14,702)
Non-controlling shareholders' equity interest	(7,138,127)
Net assets acquired at fair value	1,784,893
Transferred consideration for acquisition of non-controlling interests
Non-controlling shareholders' equity interest
Previously held equity interest	(677,918)
Bargain purchase gain	(99,341)
Transferred consideration, net of non-controlling interests	1,007,634
Cash received	(351,688)
Cash to be transferred, referring to the acquisition made in installments	(804,773)
Settled cash referring to installments of previous acquisitions	322,255
Transferred consideration, net of acquired cash and non-controlling interests	173,428
Business combinations, Consolidation effects [member]
Disclosure of detailed information about business combination [line items]
Transferred consideration - 1st/single installment
Transferred consideration - 2nd installment
Consideration to be transferred (term)
Total consideration transferred
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash, cash equivalents and restricted cash
Trade receivables
Inventories
Sectorial assets
Right-of-use assets
Dividends receivable	(51,525)
Current assets for sale
Investment property and property held for sale
Contract asset
Tax credits
Fixed assets
Intangible assets	(1,230,182)
Investments	(76,729)
Other credits
Suppliers
Loans and financing
Deferred income tax and social contribution	418,262
Taxes to pay
Provision for contingencies
Sectorial liabilities
Dividends payable	51,525
Lease
Other obligations
Non-controlling shareholders' equity interest
Net assets acquired at fair value	(888,649)
Transferred consideration for acquisition of non-controlling interests
Non-controlling shareholders' equity interest	888,649
Previously held equity interest
Bargain purchase gain
Transferred consideration, net of non-controlling interests
Cash received
Cash to be transferred, referring to the acquisition made in installments
Settled cash referring to installments of previous acquisitions
Transferred consideration, net of acquired cash and non-controlling interests